Issuances of Common Stock and Warrants (Details Narrative) (10K) - USD ($)									3 Months Ended		12 Months Ended
	Mar. 28, 2018	Mar. 28, 2018	Sep. 15, 2017	Sep. 14, 2017	May 25, 2017	Mar. 22, 2017	Mar. 10, 2017	Feb. 03, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2017
Number of shares issued during the period							26,905,969				26,905,969
Ownership percentage													19.99%
Consulting fee										$ 25,000	$ 42,500
Officers compensation										$ 500,000	500,000
Warrants to purchase common stock									648,600
Third Party [Member]
Number of common stock shares issued for retire note payable to third party			375,000
Wayne Anderson [Member]
Number of shares issued during the period, service										2,000,000
Officers compensation										$ 500,000	$ 37,500
Sylios Corp [Member]
Number of shares issued during the period							5,378,476	21,527,493			5,378,476
Ownership percentage							19.99%	80.01%			19.90%
Common stock, shares held								500
Consulting Firm [Member]
Number of shares issued during the period, service						100,000				100,000
Consulting fee										$ 25,000
Emet Capital Partners, LLC [Member]
Warrants to purchase common stock	98,600	98,600		110,000	440,000
Warrant exercise price	$ 0.50	$ 0.50		$ 0.50	$ 0.50
Warrant term	5 years	5 years		5 years	5 years